Restructuring (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Costs [Abstract]
Restructuring charges, net	[1]	$ 17.1	$ 12.7	$ 5.3
Restructuring Reserves [Abstract]
Restructuring reserves included in accrued liabilities		5.0	10.1
Restructuring Programs 2014 to 2016 [Member]
Restructuring Reserves [Abstract]
Restructuring reserves included in accrued liabilities		0.0	1.3
Restructuring reserves included in other liabilities		0.0	0.1
Restructuring Programs 2014 to 2016 [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		48.0
Restructuring Programs 2014 to 2016 [Member] | Industrial Technologies and Services [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		43.9
Restructuring Programs 2014 to 2016 [Member] | Precision and Science Technologies [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		3.2
Restructuring Programs 2014 to 2016 [Member] | High Pressure Solutions [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		0.9
Restructuring Programs 2018 to 2019 [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period		8.8	0.0
Charged to expense - termination benefits		10.8	11.5
Charged to expense - other		3.0	1.2
Payments		(17.8)	(4.1)
Other, net		0.2	0.2
Balance at end of period		5.0	8.8	$ 0.0
Restructuring Reserves [Abstract]
Restructuring reserves included in accrued liabilities		5.0	$ 8.8
Restructuring Programs 2018 to 2019 [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		26.5
Restructuring Programs 2018 to 2019 [Member] | Industrial Technologies and Services [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		19.5
Restructuring Programs 2018 to 2019 [Member] | Precision and Science Technologies [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		2.5
Restructuring Programs 2018 to 2019 [Member] | High Pressure Solutions [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		3.4
Amount of non-cash write offs		3.3
Restructuring Programs 2018 to 2019 [Member] | Corporate [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring charges, net		$ 1.1

[1]	See Note 4 “Restructuring.”